Property, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
	April 30,		April 30,
	2013		2012
Buildings	$-0-		$0
Mining-machinery and equipment	-0-
Vehicles	-0-
Office equipment and furniture	-0-		$38,242
Concessions	-0-		0
	-0-		0
Less: Accumulated depreciation	-0-		(5,365)
	-0-		0
Land	-0-
Net property,Plant and Equipment	$-0-	$	$ 32,877